Financial Instruments (Details) - Schedule of Financial Assets and Financial Liabilities - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Financial assets:
Cash and cash equivalents	$ 316	$ 2,141	$ 2,081
Short-term deposits	2,308	3,000
Loans to related party	2,448
Trade receivables	19	22	43
Government authorities	74	62	100	45
Other receivables	97	203	715	46
Investments in financial assets	403	659	849	591
Total	5,665	6,087	3,788
Financial liabilities:
Credit from others		48		102
Warrants liability	345	532	1,714	2,737
Lease liability	64	76		27
Total financial and lease liabilities	$ 409	$ 656	$ 1,714	$ 2,866